Investments (Details Textual) - Minco Silver Corp [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Disclosure of Investments [Line Items]
Purchase of or proceeds from investments		$ 18,682,204
Gains on disposals of investments	$ 15,332	4,792,888
unrealised gain Loss on investment, net of tax		$ 3,024,176